Income Taxes (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes (Details) [Line Items]
Percentage of benefit on loss	2.70%		1.50%				2.20%	2.70%
Provision for income taxes	$ 48,752		$ (44,146)				$ 385,258	$ (235,352)	$ (988,802)
Net operating loss									0
Deferred tax assets									238,491
Deferred tax benefit									(997,702)
Additional paid in capital									759,211
Deferred tax liability									423,413
Deferred income tax expenses									335,798
Deferred tax assets	$ 6,444,972						$ 6,444,972
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss									700,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss									$ 900,000
Heliogen, Inc. [Member]
Income Taxes (Details) [Line Items]
Percentage of benefit on loss									4.60%	1.00%
Provision for income taxes				$ 2,000	$ 2,000	$ 4,000			$ 6,000	$ 1,000
Deferred tax assets									6,728,000	12,901,000
Deferred tax benefit					$ 2,000	$ 4,000			6,000	1,000
Deferred tax assets									84,569,000	$ 96,346,000
Heliogen, Inc. [Member] | Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss									244,400,000
Deferred tax assets, operating loss carryforwards, subject to expiration									10,100,000
Heliogen, Inc. [Member] | State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss									265,700,000
Heliogen, Inc. [Member] | Foreign Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss									$ 3,000,000